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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended September 30,2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Century Management--------------------------------------------------------
Name of Institutional Investment Manager


1301 Capital of TX Hwy. Suite B-228     Austin              TX             78746
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Jim Brilliant                    Vice President                  (512) 329-0050
Name                               (Title)                            (Phone)


                                        /s/ Jim Brilliant
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Austin, Texas        November 1, 2000
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: ______58_____

Form 13F Information Table Value Total: $__171,625___
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


***NONE***

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2    ITEM 3     ITEM 4       ITEM 5         ITEM 6             ITEM 7           ITEM 8
                                                     FAIR                 INVESTMENT DISCRETION                 VOTING AUTHORITY
                               TITLE                MARKET                                          OTHER
NAME OF ISSUER                  OF       CUSIP       VALUE      SHARE    SOLE   SHARED    NONE      MANAGERS    SOLE   SHARED  NONE
                               CLASS     NUMBER     (x$1000)    AMOUNT    (A)     (B)     (C)                   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
A. Schulman                     COM     808194104      720      65,445   SOLE                                  X
AAR Corp.                       COM     361105       1,969     172,115   SOLE                                  X
Adaptec Inc.                    COM     00651f108      318      15,895   SOLE                                  X
American Express                COM     25816109       829      13,643   SOLE                                  X
American Tel & Tel              COM     1957109        717      24,719   SOLE                                  X
Ampco Pittsburgh                COM     32037103       363      35,460   SOLE                                  X
Angelica Corp                   COM     34663104     1,239     127,891   SOLE                                  X
Apogee Enterprises              COM     37598109     2,134     375,155   SOLE                                  X
Barrick Gold Corp               COM     67901108     4,699     308,144   SOLE                                  X
Berkshire Hathaway Cl B         COM     084670207    1,449         700   SOLE                                  X
Blair Corp                      COM     092828102    2,305      98,080   SOLE                                  X
Cntl Fnd of CDA Cl A            COM     153501101      193      59,450   SOLE                                  X
Cone Mills Corp                 COM     206814105    1,060     235,467   SOLE                                  X
Cooper Tire & Rubber Co         COM     216831107      176      17,490   SOLE                                  X
Corning Inc.                    COM     219350105    5,983      20,076   SOLE                                  X
CPI Corp.                       COM     125902106   15,334     721,607   SOLE                                  X
Cummins Engine                  COM     231021106    1,764      58,915   SOLE                                  X
Diageo PLC                      COM     25243Q205    2,084      59,002   SOLE                                  X
Dress Barn                      COM     261570105    1,834      87,350   SOLE                                  X
Dynamics Research Corp          COM     268057106      811     108,125   SOLE                                  X
Eastman Kodak                   COM     277461109    7,770     190,081   SOLE                                  X
Electronic Data Systems Corp    COM     285661104      844      20,329   SOLE                                  X
Ethan Allen Interiors Inc       COM     297602104    4,150     146,580   SOLE                                  X
Evans & Sutherland CMP Corp     COM     299096107    1,838     337,975   SOLE                                  X
Federal Home Loan Mortgage      COM     313400301    2,477      45,810   SOLE                                  X
Gardner Denver Inc.             COM     365558105    2,161     132,955   SOLE                                  X
Great Lakes Chemical Corp       COM     390568103    6,232     212,615   SOLE                                  X
Hancock Fabrics Inc             COM     409900107    2,510     501,907   SOLE                                  X
Japan OTC Equity                COM     471091108      861     105,210   SOLE                                  X
Lawson Products                 COM     520776105    6,574     271,801   SOLE                                  X
Lufkin Industries               COM     549764108    4,377     214,800   SOLE                                  X
M B I A Inc                     COM     55262C100    2,952      41,510   SOLE                                  X
Matrix Services                 COM     576853105    4,284     867,549   SOLE                                  X
Maxwell Technologies            COM     577767106    9,544     526,550   SOLE                                  X
MetroLogic Instruments          COM     591676101      354      39,940   SOLE                                  X
Minolta QMS                     COM     74726G102      633     107,667   SOLE                                  X
Moody's Corp.                   COM     615369105    4,818     139,895   SOLE                                  X
Newhall Land & Farming          COM     651426108      218       9,252   SOLE                                  X
Newmont Mining                  COM     651639106    1,854     109,057   SOLE                                  X
Nicor Inc                       COM     654086107    2,754      76,065   SOLE                                  X
Pilgrim Gold Fund               COM     528901101       34      13,467   SOLE                                  X
PPG Industries Inc.             COM     693506107    4,571     115,170   SOLE                                  X
Raven Industries                COM     754212108      225      14,170   SOLE                                  X
Readers Digest Class B Voting   COM     755267200      522      16,525   SOLE                                  X
Reebok International Limited    COM     758110100    1,757      93,390   SOLE                                  X
Regal Beloit                    COM     758750103    2,667     157,280   SOLE                                  X
Rollins Inc                     COM     775711104    1,271      85,780   SOLE                                  X
Royce Value Trust               COM     780910105      570      39,450   SOLE                                  X
Sears Roebuck                   COM     812387108    3,314     102,222   SOLE                                  X
Shaw Industries Inc             COM     820286102    6,340     342,693   SOLE                                  X
Sigma Aldrich                   COM     826552101    4,422     134,015   SOLE                                  X
SL Inds Inc.                    COM     784413106      263      23,465   SOLE                                  X
Snap-On Inc                     COM     833034101    6,088     258,380   SOLE                                  X
Southwest Gas                   COM     844895102    5,778     275,975   SOLE                                  X
Spectrum Control                COM     847615101      815      50,749   SOLE                                  X
TBC Corp.                       COM     872180104    1,570     322,110   SOLE                                  X
Toys R Us                       COM     892335100   17,126   1,053,923   SOLE                                  X
Wolohan Lumber                  COM     977865104    1,110     110,355   SOLE                                  X

